ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS TAX-FREE TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

April 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Active Assets California Tax-Free Trust

Files Nos. 33-41685; 811-06350

Active Assets Government Securities Trust

File Nos. 2-71558; 811-03165

Active Assets Money Trust

File Nos. 2-71560; 811-03159

Active Assets Tax-Free Trust

File Nos. 2-71559; 811-03162

Ladies and Gentlemen:

On behalf of Active Assets California Tax-Free Trust, Active Assets Government Securities Trust, Active Assets Money Trust and Active Assets Tax-Free Trust (“Registrants”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrants. These exhibits contain the risk/return summary information in the prospectus for each Registrant dated October 30, 2015. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated March 31, 2016 for the Registrants.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti